UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21621

Name of Fund: Defined Strategy Fund Inc. (DSF)

Fund Address: P.O. Box 9011 Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, Defined Strategy Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 09/30/2008

Date of reporting period: 10/01/2007 – 12/31/2007

Item 1 – Schedule of Investments

Defined Strategy Fund Inc.
Schedule of Investments as of December 31, 2007 (Unaudited)

	Shares
Industry	Held	Common Stocks	Value

Automobiles - 9.9%	349,949	General Motors Corp.	$ 8,710,231

Biotechnology - 4.7%	88,000	Amgen, Inc. (a)	4,086,720

Chemicals - 10.1%	200,129	E.I. du Pont de Nemours & Co.	8,823,687

Computers & Peripherals - 6.7%	240,000	Dell, Inc. (a)	5,882,400

Diversified Financial Services - 20.5%	306,039	Citigroup, Inc.	9,009,788
	205,518	JPMorgan Chase & Co.	8,970,861

			17,980,649

Diversified Telecommunication	211,963	AT&T Inc.	8,809,182
Services - 20.0%	201,312	Verizon Communications, Inc.	8,795,321

			17,604,503

Health Care Providers & Services - 7.2%	112,000	DaVita, Inc. (a)	6,311,200

Household Durables - 6.9%	81,000	Mohawk Industries, Inc. (a)	6,026,400

Independent Power Producers & Energy	224,000	NRG Energy, Inc. (a)	9,708,160
Traders - 11.1%

Industrial Conglomerates - 10.1%	238,323	General Electric Co.	8,834,634

Machinery - 8.0%	107,000	Terex Corp. (a)	7,015,990

Media - 4.5%	219,000	Comcast Corp. Special Class A (a)	3,968,280

Multiline Retail - 9.1%	91,000	Kohl's Corp. (a)	4,167,800
	37,000	Sears Holdings Corp. (a)	3,775,850

			7,943,650

Pharmaceuticals - 15.2%	123,000	Forest Laboratories, Inc. (a)	4,483,350
	389,003	Pfizer, Inc.	8,842,038

			13,325,388

Software - 9.1%	354,000	Oracle Corp. (a)	7,993,320

Specialty Retail - 28.3%	190,000	AnnTaylor Stores Corp. (a)	4,856,400
	52,000	AutoZone, Inc. (a)	6,235,320
	160,000	Bed Bath & Beyond, Inc. (a)	4,702,400
	333,599	Home Depot, Inc.	8,987,157

			24,781,277

Textiles, Apparel & Luxury Goods - 4.9%	140,000	Coach, Inc. (a)	4,281,200

Tobacco - 10.0%	116,084	Altria Group, Inc.	8,773,629

		Total Investments (Cost - $174,723,295*) - 196.3%	172,051,318
		Liabilities in Excess of Other Assets - (96.3%)	(84,389,840)

		Net Assets - 100.0%	$ 87,661,478

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 178,948,522

Gross unrealized appreciation	$ 13,381,675
Gross unrealized depreciation	(20,278,879)

Net unrealized depreciation	$ (6,897,204)

(a) Non-income producing security.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Defined Strategy Fund Inc.

Schedule of Investments as of December 31, 2007 (Unaudited)

 Variable prepaid forward contracts as of December 31, 2007 were as follows:

Shares
Held Issue†	Value

88,000 Amgen, Inc	$ (4,086,720)
190,000 Ann Taylor Stores Corp.	(4,856,400)
52,000 Auto Zone, Inc.	(6,202,984)
160,000 Bed Bath & Beyond, Inc.	(4,702,400)
140,000 Coach, Inc.	(4,281,200)
219,000 Comcast Corp. Special Class A	(3,968,280)
112,000 Da Vita, Inc.	(6,280,071)
240,000 Dell, Inc.	(5,879,317)
123,000 Forest Laboratories, Inc.	(4,483,350)
91,000 Kohl's Corp.	(4,167,800)
81,000 Mohawk Industries, Inc.	(6,015,169)
224,000 NRG Energy, Inc.	(9,472,333)
354,000 Oracle Corp.	(7,756,179)
37,000 Sears Holdings Corp.	(3,775,850)
107,000 Terex Corp.	(6,812,032)

Total (Proceeds - $91,280,301)	$ (82,740,085)

† Non-income producing securities.

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Defined Strategy Fund Inc.

By: /s/ Mitchell M. Cox

Mitchell M. Cox Chief Executive Officer (principal executive officer) of Defined Strategy Fund Inc.

Date: February 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
Defined Strategy Fund Inc.

Date: February 19, 2008

By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
Defined Strategy Fund Inc.

Date: February 19, 2008